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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318

                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                                     [LOGO]
                                    PIONEER
                                    -------
                                 INTERNATIONAL
                                     VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/05

                                     [LOGO]
                                     PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 8
Portfolio Management Discussion                                10
Schedule of Investments                                        14
Financial Statements                                           23
Notes to Financial Statements                                  31
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        40
Trustees, Officers and Service Providers                       46
The Pioneer Family of Mutual Funds                             47
Retirement Plans from Pioneer                                  48

Pioneer International Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets stumbled early in the year before advancing to three-year highs in March. Stocks spent much of April retracing their gains, as higher interest rates and soaring energy prices overwhelmed sentiment. Then a brisk
May rally left the Dow Industrials, the Standard and Poor's 500 Stock Index and the NASDAQ Composite slightly below year-end levels.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. Large-capitalization stocks held up better than small- and mid-sized issues that might be seen as more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan. The possibility of slower growth notwithstanding, the Fed continued to raise short-term rates in an effort to head off damaging inflation.

Bond returns were modestly negative overall early in the year, and fixed-income investors more risk-averse. High-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed smaller declines. Long-term bond prices rose and their yields fell, suggesting that investors were not concerned about inflation and offering a boost to home buyers. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought a pause in its protracted fall. However, the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities benefited from heavy demand. Meanwhile, growth in Japan may have stalled, and Europe's halting expansion ran afoul of political issues.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Although oil prices had backed away from their record highs, steep energy costs and rising interest rates may hold investor attention for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment types is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Utilities                                 2.5%
Consumer Descretionary                    5.8%
Information Technology                    5.8%
Energy                                    7.9%
Health Care                               8.8%
Materials                                 9.7%
Telecommunication Services               10.2%
Consumer Discretionary                   11.9%
Industrials                              13.1%
Financials                               24.3%

 Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Japan                               24.3%
United Kingdom                      17.1%
France                              16.9%
Switzerland                          9.8%
Germany                              6.2%
Spain                                5.8%
Netherlands                          3.5%
Italy                                3.4%
South Korea                          3.3%
Ireland                              1.3%
Mexico                               1.2%
Brazil                               1.1%
United States                        1.0%
Turkey                               1.0%
Singapore                            1.0%
Other (individually less than 1%)    3.1%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Total SA                       2.69%
 2. Vodafone Group Plc             2.68
 3. Toyota Motor Co.               2.15
 4. UBS AG                         2.07
 5. Sumitomo Trust Bank            1.93
 6. Nestle SA (Registered Shares)  1.85
 7. Repsol SA                      1.75
 8. Astrazeneca Plc                1.72
 9. Societe Generale               1.71
10. Telefonica SA                  1.70

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer International Value Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------
Net Asset Value Per Share
-----------------------------------------------------------------------------

 Class   5/31/05   11/30/04
------- --------- ---------
A        $16.65    $16.76
B        $15.33    $15.49
C        $15.15    $15.32
R        $16.67    $16.79

 Distributions Per Share
-----------------------------------------------------------------------------

                    12/1/04 - 5/31/05
        ------------------------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
 A       $ -           $ -             $ -
 B       $ -           $ -             $ -
 C       $ -           $ -             $ -
 R       $ -           $ -             $ -

Pioneer International Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                               CLASS A SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

    Value of $10,000 Investment
    Date         Value          MSCI AC Wld
                            Fr USA
5/31/1995          $9,424     $10,000
                  $11,636     $11,105
5/31/1997         $12,642     $12,072
                  $13,453     $12,965
5/31/1999         $11,567     $13,523
                  $14,265     $16,025
5/31/2001         $10,303     $13,235
                   $9,469     $12,216
5/31/2003          $7,949     $10,896
                   $9,910     $14,509
5/31/2005         $11,103     $17,032

             Average Annual Total Returns
                 (As of May 31, 2005)
                                  Net         Public
                              Asset Value    Offering
Period                           (NAV)      Price (POP)
 10 Years                     1.65%         1.05%
 5 Years                     -4.89         -6.01
 1 Year                      12.05          5.58

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
-----------------------------------------------------------------------------
   PERFORMANCE UPDATE 5/31/05                              CLASS B SHARES
-----------------------------------------------------------------------------

   Investment Returns
   --------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

   Value of $10,000 Investment
    Date         Value          MSCI AC Wld
                            Fr USA
5/31/1995         $10,000     $10,000
                  $12,256     $11,105
5/31/1997         $13,204     $12,072
                  $13,935     $12,965
5/31/1999         $11,872     $13,523
                  $14,535     $16,025
5/31/2001         $10,380     $13,235
                   $9,446     $12,216
5/31/2003          $7,836     $10,896
                   $9,634     $14,509
5/31/2005         $10,687     $17,032

          Average Annual Total Returns
              (As of May 31, 2005)
                                 If         If
Period                          Held     Redeemed
 10 Years                     0.67%      0.67%
 5 Years                     -5.97      -5.97
 1 Year                      10.93       6.93

  --------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
-----------------------------------------------------------------------------
   PERFORMANCE UPDATE 5/31/05                              CLASS C SHARES
-----------------------------------------------------------------------------

   Investment Returns
   -----------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

    Value of $10,000 Investment
    Date         Value          MSCI AC Wld
                            Fr USA
1/31/1996         $10,000     $10,000
                  $10,588     $10,338
5/31/1997         $11,415     $11,239
                  $12,067     $12,070
5/31/1999         $10,331     $12,590
                  $12,595     $14,919
5/31/2001          $9,007     $12,322
                   $8,159     $11,373
5/31/2003          $6,773     $10,144
                   $8,317     $13,508
5/31/2005          $9,245     $15,857

            Average Annual Total Returns
                (As of May 31, 2005)
                                  If          If
Period                           Held      Redeemed
 Life-of-Class
 (1/31/96)                   -0.84%      -0.84%
 5 Years                     -6.00       -6.00
 1 Year                      11.15       11.15

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
-----------------------------------------------------------------------------
   PERFORMANCE UPDATE 5/31/05                              CLASS R SHARES
-----------------------------------------------------------------------------

   Investment Returns
   -----------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

    Value of $10,000 Investment
    Date         Value          MSCI AC Wld
                            Fr USA
5/31/1995          $9,424     $10,000
                  $11,636     $11,105
5/31/1997         $12,642     $12,072
                  $13,453     $12,965
5/31/1999         $11,567     $13,523
                  $14,265     $16,025
5/31/2001         $10,303     $13,235
                   $9,469     $12,216
5/31/2003          $7,949     $10,896
                   $9,910     $14,509
5/31/2005         $11,103     $17,032

          Average Annual Total Returns
              (As of May 31, 2005)
                                 If         If
Period                          Held     Redeemed
 10 Years                     1.27%      1.27%
 5 Years                     -5.14      -5.14
 1 Year                      11.88      11.88

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on actual returns from December 1, 2004 through May 31, 2005

Share Class                             A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 12/1/04
 Ending Account Value             $  993.40      $  989.70      $  988.90      $  992.80
 On 5/31/05
 Expenses Paid During Period*     $    8.45      $   12.55      $   12.59      $    9.14

 * Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.53%, 2.54% and 1.84% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer International Value Fund
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2004 through May 31, 2005

Share Class                             A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 12/1/04
 Ending Account Value             $1,016.50      $1,012.37      $1,012.27      $1,015.76
 On 5/31/05
 Expenses Paid During Period*     $    8.55      $   12.65      $   12.74      $    9.25

 * Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.53%, 2.54% and 1.84% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

During the six months ended May 31, 2005, which comprised the first half of Pioneer International Value Fund's fiscal year, international stocks produced mixed results. Fears of higher interest rates sparked inflation worries and tempered investors' appetite for risk. In the following interview, Portfolio Manager Christopher Smart discusses the changing sentiment and other factors that influenced the Fund's performance.

Q: What contributed to the lackluster returns in international stock markets during the six months ended May 31, 2005?

A: International stocks performed well until March, when the U.S. Federal Reserve Board sent tremors across most global financial markets with its casual mention of potential inflationary pressures. Investors reacted negatively, fearing that price pressures, in particular higher oil prices, would precipitate further increases in U.S. interest rates. Stocks in emerging markets were particularly sensitive to these concerns, because investors typically become more risk averse during periods of uncertainty. In May, international markets stabilized, when investors began to think that inflation might remain manageable for the foreseeable future.

Q:  How did the Fund perform in this environment?

A: For the six months ended May 31, 2005, the Fund's Class A shares returned -0.66%, at net asset value. The Fund lagged the 2.69% return of the Morgan Stanley Capital International (MSCI) All Country World Free Index and the 1.05% average return for its Lipper peer group of 183 funds for the same period. The Fund's investments in Japan proved to be the biggest disappointment. Not only did the Japanese market underperform other global markets - falling about 1% for the six months under review, but our stock selection in Japan also detracted from the Fund's absolute return.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer International Value Fund
--------------------------------------------------------------------------------

    Economic data released this spring suggested that Japanese economic growth had slowed slightly, which prompted economists to postpone their outlook for a broader recovery to the second half of 2005. In addition, rising interest rates in the United States helped trigger a nearly 10% weakening in the yen during the six-month period, which dealt a further blow to the value of our stocks in dollar terms. Our holdings in banking groups Sumitomo Trust and Banking and UFJ Holdings suffered as a result, although we remain confident about their prospects because we anticipate loan growth will climb as demand picks up again. Another holding, Kajima Corp., which makes prefabricated homes, also lagged during the period, although we still think its exposure to the housing industry should improve as consumers start to spend again.

    Finally, a mixed picture for technology exporters hurt stocks like our holding in Konica Minolta, which sells cameras and other photography equipment worldwide. Their global sales prospects in addition to our growing concerns about the company's restructuring efforts led us to sell the stock.

    While several Japanese holdings lagged, some stocks proved quite rewarding. For instance, the Fund's investments in OSG Corp., which sells drilling and machine tools to the automobile industry, did very well. OSG's future looks strong in our estimation, especially given its sales to Toyota, which is one of the fastest growing automobile manufacturers in the world.

Q: Has your view of investing in Europe changed in response to the French and Dutch rejection of the proposed European Union constitution?

A: No. It is true that the No vote in France and the Netherlands may well cause concern for the pace of European integration and the overall management of the European economy. However, we have always taken a company-by-company approach to investing in the European continent. Political and economic issues play into our analysis on some level, but they generally take a back seat to a company's fundamentals and its strategy against its competition.

    Three European stocks that performed well during the six-month period exemplify our strategy. ACS Actividades Co. in Spain and Vinci SA in France are two construction firms benefiting from strong growth in revenues from infrastructure and other building contracts. Deutsche Boerse, the German stock market, may have failed in its bid to buy the London Stock Exchange, but the com-

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

    pany has been generating large cash profits and launched a share-buy-back program.

Q: Did the Fund's investments in emerging markets contribute positively to performance?

A: Yes. Investments in Mexico, China, Brazil and Turkey were all positive contributors. Three holdings were particularly noteworthy. Grupo Televisa is the dominant Mexican broadcaster, which has successfully increased its advertising rates and sales volume amidst the Mexican economic recovery. Unibanco, Brazil's third largest bank, has one of the largest retail networks in the country and has experienced significant loan growth with the domestic economic recovery. Kookmin Bank is one of the largest banks in South Korea, which has recovered nicely from the high default rate of credit card holders in 2003.

    While emerging market holdings proved to be a plus overall, they did encounter some headwind in March, when inflationary fears shook investors' confidence. In anticipation of some uncertainty ahead, we scaled back some of the Fund's emerging market holdings, which had appreciated considerably. Our outlook for Turkey was also affected by the voting on the European constitution, which raised doubts about its candidacy to join the European Union. We sold four holdings - Norilsk Nickel (Russia), Turkcell Iletism Hizmet (Turkey), Brazil Telecom and Unibanco - to lock in their strong price gains and reduce the Fund's risk exposure.

    While limiting investments in these more volatile markets, we continued to believe their low valuations and strong growth potential provide important opportunities. During the decline, many emerging market stocks became attractively priced relative to their long-term earnings potential. As a result, we added Petrobras, the Brazilian oil giant. Its low production costs and its ability to increase output 10% to 12% per year, mainly through deep water drilling off the coast of Rio, bode well for the company. Finally, given the high demand for oil worldwide, we think oil prices will remain high for the foreseeable future.

Q:  What is your outlook for the balance of the fiscal year?

A: We became somewhat more defensive earlier this year, most notably in emerging markets. While the current market sentiment remains nervous, we believe that inflationary fears are probably excessive, given the prospects of a muted growth outlook in the

Pioneer International Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    United States this year. While foreign stocks may face temporary headwinds in the face of a recovering U.S. dollar, we feel the long-term outlook for international markets remains attractive, especially given their relatively low stock prices.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value. The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly. Investing in small and mid-sized companies may have the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                              Value
            PREFERRED STOCKS - 0.5%
            Health Care Equipment & Services - 0.5%
            Health Care Equipment - 0.5%
  5,800     Fresenius AG*                                      $   636,838
                                                               -----------
            Total Health Care Equipment & Services             $   636,838
                                                               -----------
            TOTAL PREFERRED STOCKS
            (Cost $618,395)                                    $   636,838
                                                               -----------
            COMMON STOCKS - 98.2%
            Energy - 7.8%
            Integrated Oil & Gas - 3.4%
158,760     BP Amoco Plc                                       $ 1,592,148
 90,000     Eni S.p.A.                                           2,306,251
 19,500     Petrobras Brasileiro (A.D.R.)*                         817,050
                                                               -----------
                                                               $ 4,715,449
                                                               -----------
            Oil & Gas Refining & Marketing - 4.4%
 96,000     Repsol SA                                          $ 2,396,170
 16,700     Total SA                                             3,689,830
                                                               -----------
                                                               $ 6,086,000
                                                               -----------
            Total Energy                                       $10,801,449
                                                               -----------
            Materials - 9.6%
            Commodity Chemicals - 1.5%
 25,900     BASF India, Ltd.*                                  $ 1,716,685
 12,800     Bayer AG*                                              429,639
                                                               -----------
                                                               $ 2,146,324
                                                               -----------
            Construction Materials - 4.8%
 51,870     CRH Plc*                                           $ 1,316,934
  8,600     Lafarge BR (c)                                         781,108
524,000     Shimizu Corp.*                                       2,324,776
 92,500     Ultra Tech Cement, Ltd.                                686,259
 21,200     Vinci SA                                             1,587,467
                                                               -----------
                                                               $ 6,696,544
                                                               -----------
            Diversified Metals & Mining - 1.7%
 40,700     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 1,436,710
 29,030     Rio Tinto Plc                                          866,490
                                                               -----------
                                                               $ 2,303,200
                                                               -----------

14 The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                  Value
             Industrial Gases - 1.0%
272,900      Taiyo Nippon Sanso Corp.                             $  1,362,912
                                                                  ------------
             Steel - 0.6%
 63,570      Broken Hill Proprietary Co., Ltd.                    $    796,869
                                                                  ------------
             Total Materials                                      $ 13,305,849
                                                                  ------------
             Capital Goods - 8.8%
             Building Products - 1.1%
 79,800      Daewoo Heavy Industries & Machinery, Ltd.*           $  1,605,761
                                                                  ------------
             Construction & Engineering - 4.1%
 69,616      ACS, Actividades de Construccion y Servicios, SA     $  1,850,706
 33,354      Compagnie de Saint Gobain                               1,917,365
439,900      Kajima Corp.*                                           1,501,488
 10,400      Technip*                                                  459,309
                                                                  ------------
                                                                  $  5,728,868
                                                                  ------------
             Electrical Component & Equipment - 0.7%
 13,100      Schneider Electric SA*(c)                            $    963,073
                                                                  ------------
             Industrial Conglomerates - 0.5%
118,735      KOC Holding AS*                                      $    501,022
 31,610      KOC Holding AS*                                           134,068
                                                                  ------------
                                                                  $    635,090
                                                                  ------------
             Industrial Machinery - 2.4%
 64,200      Atlas Copco AB*                                      $    979,298
 21,400      Atlas Copco AB*                                            57,549
177,800      Koyo Seiko Co., Ltd.*                                   2,308,876
                                                                  ------------
                                                                  $  3,345,723
                                                                  ------------
             Total Capital Goods                                  $ 12,278,515
                                                                  ------------
             Commercial Services & Supplies - 0.9%
             Diversified Commercial Services - 0.9%
 49,700      TNT Post Group NV                                    $  1,271,850
                                                                  ------------
             Total Commercial Services & Supplies                 $  1,271,850
                                                                  ------------
             Transportation - 2.1%
             Airlines - 0.7%
 81,200      BAA Plc*                                             $    918,488
                                                                  ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

 Shares                                                     Value
            Trucking - 1.4%
    250     Central Japan Railway Co.*               $  2,009,762
                                                     ------------
            Total Transportation                     $  2,928,250
                                                     ------------
            Automobiles & Components - 4.4%
            Auto Parts & Equipment - 1.2%
 19,100     Compagnie Generale des Etablissements
             Michelin*(c)                            $  1,205,808
  6,900     Continental AG*                               488,618
                                                     ------------
                                                     $  1,694,426
                                                     ------------
            Automobile Manufacturers - 3.2%
 27,300     Hyundai Heavy Industries*                $  1,441,555
 83,000     Toyota Motor Co.                            2,942,174
                                                     ------------
                                                     $  4,383,729
                                                     ------------
            Total Automobiles & Components           $  6,078,155
                                                     ------------
            Consumer Durables & Apparel - 1.0%
            Apparel, Accessories & Luxury Goods - 1.0%
  8,300     Adidas-Salomon AG*                       $  1,377,998
                                                     ------------
            Total Consumer Durables & Apparel        $  1,377,998
                                                     ------------
            Consumer Services - 1.3%
            Restaurants - 1.3%
200,900     Compass Group Plc                        $    794,376
 65,400     GUS Plc                                     1,007,358
                                                     ------------
                                                     $  1,801,734
                                                     ------------
            Total Consumer Services                  $  1,801,734
                                                     ------------
            Media - 2.6%
            Broadcasting & Cable Television - 1.6%
 26,800     Grupo Televisa SA (A.D.R.)*(c)           $  1,608,000
 50,800     Mediaset S.p.A*(c)                            598,325
                                                     ------------
                                                     $  2,206,325
                                                     ------------
            Publishing - 1.0%
 60,000     Reed Elsevier Plc                        $    571,846
 26,500     Vivendi Universal*                            806,826
                                                     ------------
                                                     $  1,378,672
                                                     ------------
            Total Media                              $  3,584,997
                                                     ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                         Value
             Retailing - 2.5%
             Department Stores - 1.6%
172,300      Isetan Co., Ltd.*                            $  2,213,888
                                                          ------------
             General Merchandise Stores - 0.9%
 27,500      Ryohin Keikaku Co., Ltd.*                    $  1,248,794
                                                          ------------
             Total Retailing                              $  3,462,682
                                                          ------------
             Food & Drug Retailing - 4.7%
             Drug Retail - 0.3%
 35,900      Boots Co., Plc                               $    395,153
                                                          ------------
             Food Retail - 4.4%
 50,400      Lawson, Inc.                                 $  1,833,630
  9,660      Nestle SA (Registered Shares) (c)               2,541,652
303,300      Tesco Plc                                       1,724,897
                                                          ------------
                                                          $  6,100,179
                                                          ------------
             Total Food & Drug Retailing                  $  6,495,332
                                                          ------------
             Food, Beverage & Tobacco - 1.1%
             Tobacco - 1.1%
 78,460      British American Tobacco Plc                 $  1,487,478
                                                          ------------
             Total Food, Beverage & Tobacco               $  1,487,478
                                                          ------------
             Health Care Equipment & Services - 0.3%
             Health Care Supplies - 0.3%
  2,200      Nobel Biocare Holding AG*                    $    438,328
                                                          ------------
             Total Health Care Equipment & Services       $    438,328
                                                          ------------
             Pharmaceuticals & Biotechnology - 7.9%
             Pharmaceuticals - 7.9%
  4,200      Actelion, Ltd.*                              $    425,595
 52,500      Astellas Pharma, Inc.*                          1,872,478
 55,560      Astrazeneca Plc                                 2,357,912
 46,010      GlaxoSmithKline Plc                             1,133,010
 21,300      Novartis                                        1,039,105
 18,163      Roche Holdings AG                               2,287,726
 11,300      Sanofi-Aventis*(c)                              1,018,216
 27,100      Shire Pharmaceuticals Group Plc (A.D.R.)          867,471
                                                          ------------
                                                          $ 11,001,513
                                                          ------------
             Total Pharmaceuticals & Biotechnology        $ 11,001,513
                                                          ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

 Shares                                                      Value
            Banks - 9.8%
            Diversified Banks - 9.8%
 19,300     Allied Irish Banks Plc                    $    400,050
 89,500     Banco Bilbao Vizcaya Argentaria, SA          1,402,616
179,300     Barclays Plc                                 1,700,426
 29,630     BNP Paribas SA (c)                           1,991,297
 45,136     Credit Agricole SA (c)                       1,169,595
158,800     Development Bank of Singapore, Ltd.          1,323,814
 16,100     Kookmin Bank (A.D.R.)*(c)                      711,620
 74,830     Royal Bank of Scotland Group Plc             2,197,092
128,000     Turkiye Is Bankasi (Isbank)                    690,313
    400     UFJ Holdings, Inc.*                          2,022,875
                                                      ------------
                                                      $ 13,609,698
                                                      ------------
            Total Banks                               $ 13,609,698
                                                      ------------
            Diversified Financials - 9.5%
            Diversified Capital Markets - 3.4%
 46,247     CS Group*                                 $  1,850,797
 36,806     UBS AG                                       2,836,843
                                                      ------------
                                                      $  4,687,640
                                                      ------------
            Diversified Financial Services - 6.1%
 75,470     ING Groep NV                              $  2,086,332
  9,800     Lagardere SCA*                                 697,400
 23,881     Societe Generale*(c)                         2,345,700
446,800     Sumitomo Trust Bank                          2,648,898
 12,000     Swiss Reinsurance Co.*(c)                      742,691
                                                      ------------
                                                      $  8,521,021
                                                      ------------
            Total Diversified Financials              $ 13,208,661
                                                      ------------
            Insurance - 3.2%
            Life & Health Insurance - 1.2%
 29,100     Assicurazioni Generali*(c)                $    884,701
 28,100     China Life Insurance Co. (A.D.R.)*(c)          732,567
                                                      ------------
                                                      $  1,617,268
                                                      ------------
            Multi-Line Insurance - 2.0%
 61,700     AXA*                                      $  1,502,887
  7,750     Zurich Financial Services*                   1,287,342
                                                      ------------
                                                      $  2,790,229
                                                      ------------
            Total Insurance                           $  4,407,497
                                                      ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                        Value
             Real Estate - 1.5%
             Real Estate Management & Development - 1.5%
188,200      Mitsui Fudosan Co.                         $  2,102,649
                                                        ------------
             Total Real Estate                          $  2,102,649
                                                        ------------
             Software & Services - 1.8%
             IT Consulting & Other Services - 1.8%
 11,200      Atos Origin*                               $    692,616
 10,500      OBIC Co., Ltd.                                1,833,011
                                                        ------------
                                                        $  2,525,627
                                                        ------------
             Total Software & Services                  $  2,525,627
                                                        ------------
             Technology, Hardware & Equipment - 3.4%
             Semiconductors - 1.0%
 56,200      Philips Electronics NV                     $  1,431,114
                                                        ------------
             Electronic Equipment & Instruments - 1.3%
 24,950      Siemens                                    $  1,821,236
                                                        ------------
             Technology Hardware & Equipment - 1.1%
  7,000      Keyence Corp.*                             $  1,536,987
                                                        ------------
             Total Technology, Hardware & Equipment     $  4,789,337
                                                        ------------
             Semiconductors - 1.5%
             Semiconductor Equipment - 1.5%
 38,000      Tokyo Electron, Ltd.                       $  2,116,881
                                                        ------------
             Total Semiconductors                       $  2,116,881
                                                        ------------
             Telecommunication Services - 10.1%
             Integrated Telecommunication Services - 5.3%
  8,000      Belgacom SA*                               $    273,622
 22,700      Brasil Telecom Participacoes SA                 753,413
 85,220      British Sky Broadcasting Plc                    844,616
 82,400      France Telecom SA*(c)                         2,328,483
253,390      Telecom Italia S.p.A.*                          814,670
139,480      Telefonica SA (c)                             2,334,672
                                                        ------------
                                                        $  7,349,476
                                                        ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------


 Shares                                                          Value

               Wireless Telecommunication Services - 4.8%
    1,800      Jupiter Telecommunications Co., Ltd.*      $  1,394,338
   22,400      Mobile Telesystems (A.D.R.) (c)                 786,240
   36,100      SK Telecom Co., Ltd. (c)                        755,213
1,452,107      Vodafone Group Plc                            3,672,459
                                                          ------------
                                                          $  6,608,250
                                                          ------------
               Total Telecommunication Services           $ 13,957,726
                                                          ------------
               Utilities - 2.4%
               Electric Utilities - 2.4%
   23,060      E.On AG                                    $  1,996,057
  138,200      National Grid Transco Plc                     1,356,267
                                                          ------------
                                                          $  3,352,324
                                                          ------------
               Total Utilities                            $  3,352,324
                                                          ------------
               TOTAL COMMON STOCKS
               (Cost $118,673,493)                        $136,384,530
                                                          ------------
               TEMPORARY CASH INVESTMENTS - 14.9%
               Time Deposits - 14.9%
7,383,144      BNP Paribas                                $  7,366,017
6,055,241      Dresdner Bank AG                              6,041,194
  202,550      Rabobank Nederlan N.V.                          202,080
7,082,153      Royal Bank of Canada                          7,065,724
                                                          ------------
                                                          $ 20,675,015
                                                          ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $20,675,015)                         $ 20,675,015
                                                          ------------
               TOTAL INVESTMENT IN SECURITIES - 113.6%
               (Cost $139,966,903) (a)                    $157,696,383
                                                          ------------
               OTHER ASSETS AND LIABILITIES - (13.6)%     $(18,832,319)
                                                          ------------
               TOTAL NET ASSETS - 100.0%                  $138,864,064
                                                          ------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*        Non-income producing security

(A.D.R.) American Depository Receipt

     (a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

       Japan                                     24.3%
       United Kingdom                            17.1
       France                                    16.9
       Switzerland                                9.8
       Germany                                    6.2
       Spain                                      5.8
       Netherlands                                3.5
       Italy                                      3.4
       South Korea                                3.3
       Ireland                                    1.3
       Mexico                                     1.2
       Brazil                                     1.1
       United States                              1.0
       Turkey                                     1.0
       Singapore                                  1.0
       Other (individually less than 1%)          3.1
                                                 ----
                                                100.0%
                                                ======

     (b) At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $139,901,032 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $20,261,590
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (2,466,239)
                                                                                -----------
       Net unrealized gain                                                      $17,795,351
                                                                                ===========

The accompanying notes are an integral part of these financial statements.   21

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

(c)   At May 31, 2005, the following securities were out on loan:

 Shares     Security                                             Market Value
 27,600     Assicurazioni Generali*                             $   839,098
 28,100     BNP Paribas SA                                        1,888,472
 26,695     China Life Insurance Co. (A.D.R.)*                      695,939
 19,000     Compagnie Generale des Etablissements Michelin*       1,199,495
 42,000     Credit Agricole SA                                    1,088,333
 77,600     France Telecom SA*                                    2,192,844
 23,900     Grupo Televisa SA (A.D.R.)*                           1,434,000
 15,295     Kookmin Bank (A.D.R.)*                                  676,039
  8,000     Lafarge BR                                              726,612
 48,000     Mediaset S.p.A*                                         565,349
 21,280     Mobile Telesystems (A.D.R.)                             746,928
  5,000     Nestle SA (Registered Shares)                         1,315,555
 10,000     Sanofi-Aventis*                                         901,077
 12,000     Schneider Electric SA*                                  882,204
 18,700     SK Telecom Co., Ltd.                                    391,204
 19,000     Societe Generale*                                     1,866,266
 11,900     Swiss Reinsurance Co.*                                  736,503
 78,900     Telefonica SA                                         1,320,660
                                                                 -----------
                Total                                           $19,466,576
                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2005 aggregated $70,807,451 and $76,402,990, respectively.

22 The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $19,466,576) (cost $139,966,903)                            $157,696,383
  Cash                                                             1,457,058
  Receivables -
    Investment securities sold                                     2,110,318
    Fund shares sold                                                  45,103
    Forward foreign currency settlement contracts, net                    70
    Dividends, interest and foreign taxes withheld                   578,402
  Due from Pioneer Investment Management, Inc.                        80,173
  Other                                                                  994
                                                                -------------
     Total assets                                               $161,968,501
                                                                -------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  2,040,793
    Fund shares repurchased                                          101,290
    Upon return of securities loaned                              20,675,015
  Due to affiliates                                                  198,881
  Accrued expenses                                                    88,458
                                                                -------------
     Total liabilities                                          $ 23,104,437
                                                                -------------
NET ASSETS:
  Paid-in capital                                               $204,961,450
  Accumulated net investment income                                  792,424
  Accumulated net realized loss on investments and foreign
    currency transactions                                        (84,606,000)
  Net unrealized gain on investments                              17,729,480
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                       (13,290)
                                                                -------------
     Total net assets                                           $138,864,064
                                                                -------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $120,105,929/7,215,273 shares)              $      16.65
                                                                -------------
  Class B (based on $12,105,192/789,830 shares)                 $      15.33
                                                                -------------
  Class C (based on $6,427,866/424,197 shares)                  $      15.15
                                                                -------------
  Class R (based on $225,077/13,505 shares)                     $      16.67
                                                                -------------
MAXIMUM OFFERING PRICE:
  Class A ($16.65 [divided by] 94.25%)                          $      17.67
                                                                =============

The accompanying notes are an integral part of these financial statements.   23

Pioneer International Value Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended 5/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $276,919)       $  2,039,718
  Interest                                                          31,781
  Income from securities loaned, net                                75,670
                                                              ------------
     Total investment income                                                      $  2,147,169
                                                                                  ------------
EXPENSES:
  Management fees                                             $    711,226
  Transfer agent fees and expenses
    Class A                                                        267,215
    Class B                                                         55,642
    Class C                                                         18,073
    Class R                                                            166
  Distribution fees
    Class A                                                        159,026
    Class B                                                         68,874
    Class C                                                         35,918
    Class R                                                            562
  Administrative reimbursements                                     14,450
  Custodian fees                                                    27,736
  Registration fees                                                 51,591
  Professional fees                                                 42,862
  Printing expense                                                  18,866
  Fees and expenses of nonaffiliated trustees                        8,640
  Miscellaneous                                                     12,126
                                                              ------------
     Total expenses                                                               $  1,492,973
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                                  (144,234)
     Less fees paid indirectly                                                          (5,061)
                                                                                  ------------
     Net expenses                                                                 $  1,343,678
                                                                                  ------------
       Net investment income                                                      $    803,491
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                               $ 10,787,482
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (163,143)       $ 10,624,339
                                                              ------------        ------------
  Change in net unrealized gain (loss) on:
    Investments                                               $(12,428,735)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies             (16,606)       $(12,445,341)
                                                              ------------        ------------
  Net loss on investments and foreign currency transactions                       $ (1,821,002)
                                                                                  ------------
  Net decrease in net assets resulting from operations                            $ (1,017,511)
                                                                                  =============

24 The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Six Months Ended 5/31/05 and the Year Ended 11/30/04

                                                          Six Months
                                                             Ended
                                                            5/31/05        Year Ended
                                                          (unaudited)       11/30/04
FROM OPERATIONS:
Net investment income                                   $     803,491    $     128,226
Net realized gain on investments and foreign currency
  transactions                                             10,624,339       15,425,292
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                       (12,445,341)      11,072,585
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                    $  (1,017,511)   $  26,626,103
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  12,211,473    $  24,822,319
Cost of shares repurchased                                (19,356,168)     (30,340,074)
                                                        -------------    -------------
    Net decrease in net assets resulting from
     Fund share transactions                            $  (7,144,695)   $  (5,517,755)
                                                        -------------    -------------
    Net increase (decrease) in net assets               $  (8,162,206)   $  21,108,348
NET ASSETS:
Beginning of period                                       147,026,270      125,917,922
                                                        -------------    -------------
End of period (including undistributed net investment
  income (loss) of $792,424 and $(11,067),
  respectively)                                         $ 138,864,064    $ 147,026,270
                                                        =============    =============

The accompanying notes are an integral part of these financial statements.   25

Pioneer International Value Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
-----------------------------------------------------------------------------

                                '05 Shares     '05 Amount       '04 Shares      '04 Amount
                               (unaudited)     (unaudited)
CLASS A
Shares sold                       474,187    $   8,197,591       1,076,022    $  16,341,306
Less shares repurchased          (771,187)     (13,199,665)     (1,382,172)     (20,743,376)
                                 --------    -------------      ----------    -------------
    Net decrease                 (297,000)   $  (5,002,074)       (306,150)   $  (4,402,070)
                                 ========    =============      ===========   ==============
CLASS B
Shares sold                       146,907    $   2,347,068         259,495    $   3,724,112
Less shares repurchased          (264,127)      (4,143,044)       (451,958)      (6,381,923)
                                 --------    -------------      ----------    -------------
    Net decrease                 (117,220)   $  (1,795,976)       (192,463)   $  (2,657,811)
                                 ========    =============      ===========   ==============
CLASS C
Shares sold                       103,537    $   1,626,558         335,484    $   4,670,796
Less shares repurchased          (127,927)      (1,977,754)       (233,354)      (3,201,303)
                                 --------    -------------      ----------    -------------
    Net increase (decrease)       (24,390)   $    (351,196)        102,130    $   1,469,493
                                 ========    =============      ===========   ==============
CLASS R
Shares sold                         2,322    $      40,256           5,705    $      86,105
Less shares repurchased            (2,073)         (35,705)           (907)         (13,472)
                                 --------    -------------      ----------    -------------
    Net increase                      249    $       4,551           4,798    $      72,633
                                 ========    =============      ===========   ==============


26     The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended
                                                                   5/31/05      Year Ended   Year Ended
CLASS A                                                          (unaudited)     11/30/04     11/30/03
Net asset value, beginning of period                              $ 16.76        $  13.72     $  11.86
                                                                  -------        --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.11        $   0.04     $   0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     (0.22)           3.00         1.85
                                                                  -------        --------     --------
   Net increase (decrease) from investment operations             $ (0.11)       $   3.04     $   1.86
Distributions to shareowners:
 Net investment loss                                                    -               -            -
                                                                  -------        --------     --------
Net increase (decrease) in net asset value                        $ (0.11)       $   3.04     $   1.86
                                                                  -------        --------     --------
Net asset value, end of period                                    $ 16.65        $  16.76     $  13.72
                                                                  =======        ========     ========
Total return*                                                       (0.66)%         22.16%       15.68%
Ratio of net expenses to average net assets+                         1.70%**         1.82%        2.36%
Ratio of net investment income (loss) to average net assets+         1.20%**         0.28%        0.08%
Portfolio turnover rate                                                97%**          122%         101%
Net assets, end of period (in thousands)                          $120,106       $125,880     $107,260
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.87%**         1.99%        2.35%
 Net investment income                                               1.03%**         0.11%        0.09%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.70%**         1.99%        2.35%
 Net investment income (loss)                                        1.20%**         0.11%        0.09%

                                                                 Year Ended    Year Ended      Year Ended
CLASS A                                                           11/30/02      11/30/01        11/30/00
Net asset value, beginning of period                             $  13.30      $  17.87        $  21.14
                                                                 --------      --------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  (0.01)     $  (0.06)       $  (0.00)(a)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     (1.43)        (4.40)          (3.27)
                                                                 --------      --------        --------
   Net increase (decrease) from investment operations            $  (1.44)     $  (4.46)       $  (3.27)
Distributions to shareowners:
 Net investment loss                                                    -         (0.11)              -
                                                                 --------      --------        --------
Net increase (decrease) in net asset value                       $  (1.44)     $  (4.57)       $  (3.27)
                                                                 --------      --------        --------
Net asset value, end of period                                   $  11.86      $  13.30        $  17.87
                                                                 ========      ========        ========
Total return*                                                      (10.83)%      (25.12)%        (15.47)%
Ratio of net expenses to average net assets+                         2.18%         2.00%           1.71%
Ratio of net investment income (loss) to average net assets+        (0.15)%       (0.42)%         (0.45)%
Portfolio turnover rate                                                34%           31%             46%
Net assets, end of period (in thousands)                         $100,287      $123,854        $194,304
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.17%         1.99%           1.69%
 Net investment income                                              (0.14)%       (0.41)%         (0.43)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.17%         1.99%           1.69%
 Net investment income (loss)                                       (0.14)%       (0.41)%         (0.43)%

(a) Amount rounds to less than one cent per share.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer International Value Fund

                                                                  Six Months
                                                                     Ended
                                                                    5/31/05      Year Ended
CLASS B                                                           (unaudited)     11/30/04
Net asset value, beginning of period                              $   15.49       $ 12.86
                                                                  ---------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $    0.03       $ (0.15)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (0.19)         2.78
                                                                  ---------       -------
   Net increase (decrease) from investment operations             $   (0.17)      $  2.63
                                                                  ---------       -------
Net increase (decrease) in net asset value                        $   (0.17)      $  2.63
                                                                  ---------       -------
Net asset value, end of period                                    $   15.33       $ 15.49
                                                                  =========       =======
Total return*                                                         (1.03)%       20.45%
Ratio of net expenses to average net assets+                           2.53%**       3.15%
Ratio of net investment income (loss) to average net assets+           0.32%**      (1.04)%
Portfolio turnover rate                                                  97%**        122%
Net assets, end of period (in thousands)                          $  12,105       $14,051
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          3.00%**       3.14%
 Net investment loss                                                  (0.15)%**     (1.03)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.53%**       3.14%
 Net investment income (loss)                                          0.33%**      (1.03)%

                                                                Year Ended   Year Ended   Year Ended    Year Ended
CLASS B                                                          11/30/03     11/30/02     11/30/01      11/30/00
Net asset value, beginning of period                             $ 11.25     $   12.76    $   17.22     $   20.56
                                                                 -------     ---------    ---------     ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $ (0.15)    $   (0.62)   $   (0.28)    $   (0.28)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     1.76         (0.89)       (4.18)        (3.06)
                                                                 -------     ---------    ---------     ---------
   Net increase (decrease) from investment operations            $  1.61     $   (1.51)   $   (4.46)    $   (3.34)
                                                                 -------     ---------    ---------     ---------
Net increase (decrease) in net asset value                       $  1.61     $   (1.51)   $   (4.46)    $   (3.34)
                                                                 -------     ---------    ---------     ---------
Net asset value, end of period                                   $ 12.86     $   11.25    $   12.76     $   17.22
                                                                 =======     =========    =========     =========
Total return*                                                      14.31%       (11.83)%     (25.90)%      (16.24)%
Ratio of net expenses to average net assets+                        3.55%         3.13%        2.98%         2.61%
Ratio of net investment income (loss) to average net assets+       (1.12)%       (1.08)%      (1.41)%       (1.33)%
Portfolio turnover rate                                              101%           34%          31%           46%
Net assets, end of period (in thousands)                         $14,138     $  16,861    $  24,841     $  42,380
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       3.54%         3.12%        2.97%         2.59%
 Net investment loss                                               (1.11)%       (1.07)%      (1.40)%       (1.31)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       3.54%         3.12%        2.97%         2.59%
 Net investment income (loss)                                      (1.11)%       (1.07)%      (1.40)%       (1.31)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
   Total return would be reduced if sales charges were taken into account. ** Annualized
 + Ratios with no reduction for fees paid indirectly.

28 The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  5/31/05     Year Ended
CLASS C                                                         (unaudited)    11/30/04
Net asset value, beginning of period                             $ 15.32       $ 12.71
                                                                 -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.03       $ (0.12)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    (0.20)         2.73
                                                                 -------       -------
   Net increase (decrease) from investment operations            $ (0.17)      $  2.61
                                                                 -------       -------
Net increase (decrease) in net asset value                       $ (0.17)      $  2.61
                                                                 -------       -------
Net asset value, end of period                                   $ 15.15       $ 15.32
                                                                 =======       =======
Total return*                                                      (1.11)%       20.54%
Ratio of net expenses to average net assets+                        2.54%**       3.12%
Ratio of net investment income (loss) to average net assets+        0.36%**      (1.00)%
Portfolio turnover rate                                               97%**        122%
Net assets, end of period (in thousands)                         $ 6,428       $ 6,872
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.70%**       3.12%
 Net investment income                                              0.20%**      (1.00)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.54%**       3.12%
 Net investment income (loss)                                       0.36%**      (1.00)%

                                                                Year Ended   Year Ended   Year Ended    Year Ended
CLASS C                                                          11/30/03     11/30/02     11/30/01      11/30/00
Net asset value, beginning of period                             $ 11.11     $   12.61    $   17.08     $   20.43
                                                                 -------     ---------    ---------     ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $ (0.11)    $   (0.53)   $   (0.22)    $   (0.37)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     1.71         (0.97)       (4.25)        (2.98)
                                                                 -------     ---------    ---------     ---------
   Net increase (decrease) from investment operations            $  1.60     $   (1.50)   $   (4.47)    $   (3.35)
                                                                 -------     ---------    ---------     ---------
Net increase (decrease) in net asset value                       $  1.60     $   (1.50)   $   (4.47)    $   (3.35)
                                                                 -------     ---------    ---------     ---------
Net asset value, end of period                                   $ 12.71     $   11.11    $   12.61     $   17.08
                                                                 =======     =========    =========     =========
Total return*                                                      14.40%       (11.90)%     (26.17)%      (16.40)%
Ratio of net expenses to average net assets+                        3.41%         3.32%        3.33%         2.87%
Ratio of net investment income (loss) to average net assets+       (0.96)%       (1.21)%      (1.78)%       (1.61)%
Portfolio turnover rate                                              101%           34%          31%           46%
Net assets, end of period (in thousands)                         $ 4,403     $   3,859    $   4,062     $   5,085
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       3.40%         3.31%        3.25%         2.82%
 Net investment income                                             (0.96)%       (1.20)%      (1.70)%       (1.56)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       3.40%         3.31%        3.25%         2.82%
 Net investment income (loss)                                      (0.96)%       (1.20)%      (1.70)%       (1.56)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  29

Pioneer International Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                     Six Months
                                                       Ended                    4/1/03(a)
                                                      5/31/05     Year Ended        to
                                                    (unaudited)    11/30/04      11/30/03
CLASS R
Net asset value, beginning of period                 $ 16.79       $  13.76     $ 10.54
                                                     -------       --------     -------
Increase from investment operations:
  Net investment income                              $  0.09       $   0.02     $  0.02
  Net realized and unrealized gain (loss) on
   investments and foreign currency transactions       (0.21)          3.01        3.20
                                                     -------       --------     -------
     Net increase (decrease) from investment
      operations                                     $ (0.12)      $   3.03     $  3.22
                                                     -------       --------     -------
Net increase (decrease) in net asset value           $ (0.12)      $   3.03     $  3.22
                                                     -------       --------     -------
Net asset value, end of period                       $ 16.67       $  16.79     $ 13.76
                                                     =======       ========     =======
Total return*                                          (0.72)%        22.02%      30.55%
Ratio of net expenses to average net assets+            1.84%**        1.93%       2.23%**
Ratio of net investment income (loss) to average
  net assets+                                           1.10%**        0.17%       3.87%**
Portfolio turnover rate                                   97%**         122%        101%
Net assets, end of period (in thousands)             $   225       $    223     $   116
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                          1.84%**        1.93%       2.23%
  Net investment income                                 1.10%**        0.17%       3.87%
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                          1.84%          1.93%       2.23%
  Net investment income                                 1.10%          0.17%       3.87%

(a) Class R shares were first publicly offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

30  The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer International Value Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Class R shares were first publicly offered on April 1, 2003. Shares of Class A, Class B, Class C and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and are reported net of foreign taxes on capital gains at the applicable country rates.

    The Fund's investments in emerging markets or countries with limited or developing markets, may subject the Fund to greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B. Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2005, the Fund paid no such taxes.

    In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2005, the Fund had no reserve related to capital gains.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of May 31, 2005, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The Fund has elected to defer approximately $14,434 of currency losses recognized between November 1, 2004 and November 30, 2004 to its fiscal year ending November 30, 2005.

    There were no distributions paid by the Fund during the six months ended May 31, 2005 and 2004, respectively.

    The following shows the components of accumulated losses on a federal income tax basis at November 30, 2004.

--------------------------------------------------
                                          2004
--------------------------------------------------
  Undistributed ordinary income     $          -
  Capital loss carryforward          (95,164,468)
  Post October loss deferred             (14,434)
  Unrealized appreciation             30,099,027
                                    ------------
    Total                           $(65,079,875)
                                    ------------
--------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $14,979 in underwriting

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    commissions on the sale of Class A shares during the six months ended May 31, 2005.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

G.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in Time Deposits, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.95% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of excess over $500 million.

Prior to January 1, 2005, the Fund's management fee was 1.00% of the Fund's average daily net assets up to $300 million, 0.85% of the next $200 million and 0.75% of excess over $500 million.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.70%, 2.60%, 2.60%, and 1.95%, of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2008 for Class A and through April 1, 2006 for Class B, Class C and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2005, $124,110 was payable to PIM related to management fees, administrative fees and certain other expenses, and is included in due to affiliates.

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $29,947 in transfer agent fees payable to PIMSS at May 31, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $44,823 in distribution fees payable to PFD at May 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2005, CDSCs in the amount of $11,444 were paid to PFD.

The Fund charges a 2.0% redemption fee on shares sold within 30 days of purchase. For Class A shares this fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended May 31, 2005, the Fund collected $7,865 in redemption fees, which are included in the Fund's capital account.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2005, the Fund's expenses were reduced by $5,061 under such arrangements.

6. Forward Foreign Currency Contracts

During the six months ended May 31, 2005, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2005, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $13,026 and $12,955, respectively, resulting in a net receivable of $70.

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2005, the Fund had no borrowings under this agreement.

Pioneer International Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer International Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and the fifth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fifth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The adviser agreed to reduce the management fee to 0.95% of average daily net assets, which would place the Fund in the third quintile of the peer group. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the fifth quintile of this peer group for the most recent fiscal year. The Investment Adviser agreed to reduce ordinary operating expenses to 1.70% of average daily net assets attributed to Class A Shares which placed the Fund in the third quintile of the peer group. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the

Pioneer International Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in management fees, the Trustees concluded that any perceived or potential economies of scale would be shared because of break points at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareowners and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their

Pioneer International Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer International Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
  Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


  U.S. Equity
  Pioneer Fund
  Pioneer Balanced Fund
  Pioneer Cullen Value Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund
  Pioneer Growth Opportunities Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
   Growth Fund
  Pioneer Oak Ridge Small Cap
   Growth Fund**
  Pioneer AmPac Growth Fund1
  Pioneer Small and Mid Cap
   Growth Fund2
  Pioneer Growth Leaders Fund3
  Pioneer Strategic Growth Fund4
  Pioneer Real Estate Shares
  Pioneer Research Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  Asset Allocation
  Pioneer Ibbotson Moderate
   Allocation Fund
  Pioneer Ibbotson Growth
   Allocation Fund
  Pioneer Ibbotson Aggressive
   Allocation Fund
  Pioneer Ibbotson Conservative
   Allocation Fund

  International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Equity Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund

  Fixed Income
  Pioneer America Income Trust
  Pioneer Bond Fund
     Pioneer California Tax Free
     Income Fund
  Pioneer Global High Yield Fund
  Pioneer High Yield Fund
  Pioneer Municipal Bond Fund
  Pioneer Short Term Income Fund
  Pioneer Strategic Income Fund
  Pioneer Tax Free Income Fund

  Money Market
  Pioneer Cash Reserves Fund*
  Pioneer Tax Free Money Market Fund

1 Formerly Pioneer Papp America-Pacific Rim Fund
2 Formerly Pioneer Papp Small and Mid Cap Growth Fund
3 Formerly Pioneer Papp Stock Fund
4 Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual Employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10,500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

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50
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                                                                              51
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52
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address                 ask.pioneer@pioneerinvest.com
    (for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.